Retirement benefits	12 Months Ended
Mar. 31, 2018
Retirement benefits

23. Retirement benefits

Gratuity

In accordance with Indian law, the Bank provides for gratuity, a defined benefit retirement plan, covering eligible employees. The plan provides for lump sum payments to vested employees at retirement, resignation, death while in employment or on termination of employment in an amount equivalent to 15 days’ eligible salary payable for each completed year of service. Vesting occurs upon completion of five years of service. The Bank makes annual contributions to funds administered by trustees and managed by insurance companies for amounts notified by said insurance companies and in respect of certain employees, the Bank makes contributions to a fund set up for the purpose and administered by the board of trustees. The contributions are invested in specific designated instruments as permitted by Indian law. The Bank accounts for the liability for future gratuity benefits using the projected unit cost method based on an actuarial valuation done on March 31 of every year.

The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s financial statements as of March 31, 2017 and March 31, 2018:

	As of March 31,
	2017		2018		2018
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	3,590.6	Rs.	5,225.6	US$	80.3
Service cost		860.6		741.0		11.4
Interest cost		454.6		392.2		6.0
Actuarial(gains)/ losses		774.5		97.8		1.5
Benefits paid		(454.7)		(481.1)		(7.4)

Projected benefit obligation, end of the period		5,225.6		5,975.5		91.8

Change in plan assets:
Fair value of plan assets, beginning of the period		2,879.3		3,902.2		59.9
Expected return on plan assets		389.7		297.4		4.6
Actuarial gains/(losses)		486.9		12.7		0.2

Actual return on plan assets		876.6		310.1		4.8
Employer contributions		601.0		842.2		12.9
Benefits paid		(454.7)		(481.1)		(7.4)

Fair value of plan assets, end of the period		3,902.2		4,573.4		70.2

Funded Status	Rs.	(1,323.4)	Rs.	(1,402.1)	US$	(21.6)

The Bank’s expected contribution to the gratuity fund for the next fiscal year is estimated at Rs. 1,068.0 million. The accumulated benefit obligation as of March 31, 2017 and March 31, 2018 was Rs. 2,949.5 million and Rs. 3,363.1 million, respectively. The vested accumulated benefit obligation as on March 31, 2017 and March 31, 2018 was Rs. 2,600.5 million and Rs. 3,032.9 million, respectively.

Net gratuity cost for the years ended March 31, 2016, March 31, 2017 and March 31, 2018 was comprised of the following components:

	Fiscal years ended March 31,
	2016		2017		2018		2018
	(In millions)
Service cost	Rs.	513.3	Rs.	860.6	Rs.	741.0	US$	11.4
Interest cost		256.1		454.6		392.2		6.0
Expected return on plan assets		(212.3)		(389.7)		(297.4)		(4.6)
Actuarial (gains)/losses		95.2		287.6		85.1		1.3

Net gratuity cost	Rs.	652.3	Rs.	1,213.1	Rs.	920.9	US$	14.1

The assumptions used in accounting for the gratuity plan are set out below:

	Fiscal years ended March 31,
	2016	2017	2018
	(% per annum)
Discount rate*	8.6	6.8- 8.1	7.4-8.0
Rate of increase in compensation levels of covered employees	8.0	5.0-12.0	5.0-11.0
Rate of return on plan assets	8.0	7.0-7.6	7.0-8.0

Mortality rates used are based on the published “Indian Assured Lives Mortality (2006-2008) Ultimate” table

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

The rate of return on plan assets is based on historical returns, the current market conditions, anticipated future assets allocation and expected future returns. The rate of return on plan assets represents a long-term average view of the expected return.

The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2019	Rs.	782.7
2020		567.5
2021		473.2
2022		423.4
2023		398.4
2024 - 2028		1,516.6

The expected benefit payments are based on the same assumptions used to measure the Bank’s benefit obligations as of March 31, 2018.

The gratuity contributions of the Bank which are administered by a trust set up for the purpose are managed by two insurance companies and in respect of certain employees the funds are invested by the trust set up for the said purpose. The overall asset allocation of the gratuity fund by the two insurance companies is structured so as to provide stable earnings while still allowing for potentially higher returns through an investment in equity securities. As at March 31, 2018, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2018
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	76.9%	18.0%	34.2%
Debenture and bonds	17.3%	28.5%	48.9%
Equity securities	5.5%	51.6%	—
Other	0.3%	1.9%	16.9%

Total	100.0%	100.0%	100.0%

*	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2018 are provided separately.

Pension

In respect of pensions payable to certain erstwhile CBoP employees, which are payable pursuant to a defined benefit scheme, the Bank contributes 10% of basic salary to a pension fund set up by the Bank and administered by the board of trustees and the balance amount is provided based on an actuarial valuation at the balance sheet date conducted by an independent actuary. In respect of employees who have moved to a cost to company (CTC) driven compensation structure and have completed services up to 15 years as on the date of movement to CTC driven compensation structure, any contribution made until such date, and any additional one-time contribution made for employees (who have completed more than 10 years but less than 15 years) stand frozen and will be converted into an annuity on separation after a lock-in-period of two years. Hence for this category of employees, liability stands frozen and no additional provision is required except for interest, if any. In respect of employees who accepted the offer and have completed services for more than 15 years, the pension would be paid based on the employee’s salary as of the date of movement to CTC driven compensation structure and a provision is made based on an actuarial valuation at the balance sheet date conducted by an independent actuary.

The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2017 and March 31, 2018:

	As of March 31,
	2017		2018		2018
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	696.8	Rs.	722.2	US$	11.1
Service cost		12.9		7.6		0.1
Interest cost		53.4		57.9		0.9
Actuarial (gains)/losses		25.3		22.6		0.3
Benefits paid		(66.2)		(87.5)		(1.3)

Projected benefit obligation, end of the period		722.2		722.8		11.1

Change in plan assets:
Fair value of plan assets, beginning of the period		383.8		361.6		5.6
Expected return on plan assets		26.1		23.6		0.4
Actuarial gains/(losses)		7.6		5.9		0.1

Actual return on plan assets		33.7		29.5		0.5
Employer contributions		10.3		9.4		0.1
Benefits paid		(66.2)		(87.5)		(1.3)

Fair value of plan assets, end of the period		361.6		313.0		4.9

Funded Status	Rs.	(360.6)	Rs.	(409.8)	US$	(6.2)

The Bank’s expected contribution to the pension fund for the next fiscal year is estimated at Rs. 126.9 million. The accumulated benefit obligation as of March 31, 2017 and March 31, 2018 was Rs. 467.1 million and Rs. 502.1 million, respectively. The vested accumulated benefit obligation as of March 31, 2017 and March 31, 2018 was Rs. 441.8 million and Rs. 473.7 million, respectively.

Net pension cost for the year ended March 31, 2016, March 31, 2017 and March 31, 2018 was comprised of the following components:

	As of March 31,
	2016		2017		2018		2018
	(In millions)
Service cost	Rs.	9.9	Rs.	12.9	Rs.	7.6	US$	0.1
Interest cost		44.9		53.4		57.9		0.9
Expected return on plan assets		(32.1)		(26.1)		(23.6)		(0.4)
Actuarial (gains)/losses		155.1		17.7		16.7		0.2

Net pension cost	Rs.	177.8	Rs.	57.9	Rs.	58.6	US$	0.8

The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2016	2017	2018
	(% per annum)
Discount rate*	8.6	8.1	8.0
Rate of increase in compensation levels of covered employees	8.0	8.0	8.0
Rate of return on plan assets	8.0	7.0	7.0
Mortality rates used are based on the published “Indian Assured Lives Mortality (2006-2008) Ultimate” table

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2019	Rs.	105.1
2020		94.2
2021		62.1
2022		25.6
2023		41.3
2024-2028		109.2

The expected benefits are based on the same assumptions used to measure the Bank’s benefit obligations as of March 31, 2018.

The retirement funds of a section of the employees are managed by a trust set up for the purpose. The trust essentially manages the defined retirement benefit plans belonging to certain employees. The funds are mainly invested in government securities and other corporate bonds. The weighted-average asset allocation of the said plan assets for the pension benefits as at March 31, 2018 is as follows:

Asset category	Funds managed by trust
Government securities	5.9%
Debenture and bonds	78.9%
Other	15.2%

Total	100.0%

For information on fair value measurements, including descriptions of Levels 1, 2 and 3 of the fair value hierarchy and the valuation methods employed by the Bank, see note 32 – Fair value measurements.

Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2017 and March 31, 2018 are summarized in the table below.

	As of March 31, 2017						As of March 31, 2018
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	—	Rs.	—	Rs.	457.7	Rs.	—	Rs.	—	Rs.	519.9
Funds managed by insurance company (2)		—		3,186.0		—		—		3,797.4		—
Funds managed by trust
— Government securities		—		114.7		—		—		106.0		—
— Debenture and bonds		—		444.2		—		—		372.4		—
— Others		61.2		—		—		90.7		—		—

Total	Rs.	61.2	Rs.	3,744.9	Rs.	457.7	Rs.	90.7	Rs.	4,275.8	Rs.	519.9

							US$	1.4	US$	65.7	US$	8.0

The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2017 and 2018.

	Funds managed by Insurance companies as of March 31,
	2017		2018		2018
	(In millions)
Particulars
Opening balance	Rs.	431.2	Rs.	457.7	US$	7.0
Realized interest credited to fund		47.8		40.6		0.6
Contribution during the period		124.4		93.2		1.4
Amount paid towards claim		(145.7)		(71.6)		(1.0)

Closing balance	Rs.	457.7	Rs.	519.9	US$	8.0

Superannuation

Eligible employees of the Bank are entitled to receive retirement benefits under the Bank’s superannuation fund. The superannuation fund is a defined contribution plan under which the Bank annually contributes a sum equivalent to 13% of the employee’s eligible annual salary (15% for the Managing Director, Executive Directors and for certain employees of CBoP) to the insurance companies in India, which administers the fund. The Bank has no liability for future superannuation fund benefits other than its annual contribution, and recognizes such contributions as an expense in the year incurred. The Bank contributed Rs. 565.4 million, Rs. 786.7 million and Rs. 676.8 million to the superannuation plan for the years ended March 31, 2016, March 31, 2017 and March 31, 2018, respectively.

Provident fund

In accordance with Indian law, eligible employees of the Bank are entitled to receive benefits under the provident fund, a defined contribution plan in which both the employee and the Bank contribute monthly at a determined rate (currently 12% of an employee’s eligible salary). These contributions are made to a fund set up by the Bank and administered by a board of trustees, except that out of the employer’s contribution, an amount equal to 8.33% of the lower of employee’s monthly eligible salary or Rs. 0.015 million, is contributed by the Bank to the Pension Scheme administered by the Regional Provident Fund Commissioner. Employees are credited with interest, which is subject to a government specified minimum rate. The Bank has no liability for future provident fund benefits other than its annual contribution and the shortfall, if any, between the government specified minimum rate and the yield on the fund’s assets, and recognizes such contributions as an expense in the year incurred. The amount contributed being Rs. 2,069.3 million, Rs. 2,920.0 million and Rs. 3,081.4 million to the Provident Fund Trust and Regional Provident Fund Commissioner for the years ended March 31, 2016, March 31, 2017 and March 31, 2018, respectively.

Compensated absences

The Bank has provided for unutilized leave balances as on March 31, 2018 standing to the credit of each employee on an actuarial valuation conducted by an independent actuary.